Share-based compensation - Measurement of the fair values at grant date of the equity-settled share-based payment plans (Details) - Share Options (Alignment Grant)	12 Months Ended
Jun. 30, 2022 EUR (€) Y $ / shares
Tranche I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €	€ 25.42
Exercise price	€ 5.79
Weighted average share price	€ 31.00
Expected volatility	60.00%
Expected life | Y	2.32
Risk free rate	0.00%
Tranche II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €	€ 22.93
Exercise price	€ 8.68
Weighted average share price	€ 31.00
Expected volatility	60.00%
Expected life | Y	2.32
Risk free rate	0.00%
Tranche III
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €	€ 20.68
Exercise price	€ 11.58
Weighted average share price	€ 31.00
Expected volatility	60.00%
Expected life | Y	2.32
Risk free rate	0.00%